STRADLEY RONON STEVENS & YOUNG, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
 (215) 564-8000

May 8, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Filing Desk

Re: Delaware VIP Trust (the “Trust”) File Nos. 033-14363, 811-05162 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 50 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on April 29, 2009, with an effective date of April 30, 2009.

     Please direct any questions or comments relating to this certification to me at (215) 564-8099.

                                                                                                               Sincerely,

                                                                                                               /s/ Jonathan M. Kopcsik
                                                                                                               Jonathan M. Kopcsik

cc: David F. Connor, Esq.
     Bruce G. Leto, Esq.